NeoForce Group, Inc. Acquisition - Additional Information (Detail) - NeoForce Group, Inc. [Member] - USD ($)		6 Months Ended	12 Months Ended
	Sep. 08, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenue of acquiree			$ 279,000
Net income of acquiree			76,000
NeoForce, Inc [Member]
Business Acquisition [Line Items]
Business acquisition upfront cash payment	$ 1,000,000
Royalty payment period	36 months	36 months
Royalty payable			8,372
Fair value of royalty	$ 153,000	$ 180,000	153,000
Fair value inputs, discount rate	20.00%	20.00%
Amortization			$ 53,000	$ 53,000